Subsequent Events (Details) $ / shares in Units, € in Millions														3 Months Ended	12 Months Ended
	Sep. 09, 2027 shares	Apr. 09, 2027 shares	Sep. 09, 2026 shares	Mar. 13, 2026 shares	Mar. 10, 2026 $ / shares	Mar. 09, 2026 $ / shares shares	Mar. 05, 2026 USD ($) Installment	Feb. 26, 2026 EUR (€)	Feb. 06, 2026 USD ($)	Feb. 06, 2026 EUR (€)	Jan. 09, 2026 USD ($)	Apr. 07, 2025 shares	Mar. 27, 2024 shares	Apr. 02, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Mar. 11, 2026 USD ($)	Feb. 06, 2026 EUR (€)	Jan. 27, 2026 USD ($)	Nov. 10, 2025 $ / shares	May 02, 2024 USD ($)	Jan. 10, 2023 $ / shares	Dec. 28, 2022 shares	Oct. 14, 2022 shares	Jul. 05, 2022 shares
Subsequent Events [Abstract]
Dividend payable (in dollars per share) | $ / shares																							$ 1
Dividends paid															$ 1,119,000	$ 2,643,000	$ 9,364,000
Gross sales price																						$ 37,500,000
Down payment advanced															$ 668,000	$ 249,000	$ 81,748,000
Repurchase of common stock (in shares) | shares															120,622	185,363	264,813
Average price of repurchased shares (in dollars per share) | $ / shares															$ 1.68	$ 2.52	$ 2.54
Repurchase of common stock															$ 204,000	$ 469,000	$ 673,000
RGI [Member]
Subsequent Events [Abstract]
Ownership percentage															76.20%
Certain Employees of Service Providers and Sole Director of Commercial Manager [Member]
Subsequent Events [Abstract]
Shares granted (in shares) | shares												75,000	65,000
2022 Equity Incentive Plan [Member]
Subsequent Events [Abstract]
Shares reserved for issuance (in shares) | shares												400,000	400,000											2,000,000	1,500,000	150,000
2022 Equity Incentive Plan [Member] | Restricted Shares [Member]
Subsequent Events [Abstract]
Shares granted (in shares) | shares															360,000	335,000
Grant date fair value (in dollars per share) | $ / shares															$ 1.2	$ 2.64
Shares vested (in shares) | shares															360,000	167,500
2022 Equity Incentive Plan [Member] | Restricted Shares [Member] | Awarded March 09, 2026 [Member] | Plan [Member]
Subsequent Events [Abstract]
Shares vested (in shares) | shares	78,000	117,000	154,000
Regular Quarterly Dividend for Q3-2025 [Member]
Subsequent Events [Abstract]
Dividend payable, date declared															Nov. 10, 2025
Dividend payable (in dollars per share) | $ / shares																					$ 0.09
Dividend payable, date of payment															Jan. 09, 2026
Dividend payable, date of record															Dec. 29, 2025
Subsequent Event [Member]
Subsequent Events [Abstract]
Prepayment for sale of equity method investment | €										€ 1.0
Repurchase of common stock (in shares) | shares														9,506
Average price of repurchased shares (in dollars per share) | $ / shares														$ 1.74
Repurchase of common stock														$ 16,600
Subsequent Event [Member] | RGI [Member]
Subsequent Events [Abstract]
Ownership percentage				84.30%
Subsequent Event [Member] | March 2026 Huarong Sale and Leaseback [Member]
Subsequent Events [Abstract]
Purchase obligation							$ 11,200,000
Financing amount							$ 18,250,000
Term of bareboat charter							5 years
Number of consecutive payment installments | Installment							20
Frequency of periodic payment							quarterly
Installment payment							$ 353,000
Term of variable rate							3 months
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]							Term Secured Overnight Financing Rate (SOFR) [Member]
Margin on variable rate							1.95%
Subsequent Event [Member] | 2022 Equity Incentive Plan [Member]
Subsequent Events [Abstract]
Shares reserved for issuance (in shares) | shares						500,000
Subsequent Event [Member] | 2022 Equity Incentive Plan [Member] | Restricted Shares [Member] | Awarded March 09, 2026 [Member]
Subsequent Events [Abstract]
Shares granted (in shares) | shares						464,000
Grant date fair value (in dollars per share) | $ / shares						$ 2.07
Shares vested (in shares) | shares						115,000
Subsequent Event [Member] | 2022 Equity Incentive Plan [Member] | Restricted Shares [Member] | Awarded March 09, 2026 [Member] | Board of Directors [Member]
Subsequent Events [Abstract]
Shares granted (in shares) | shares						340,000
Subsequent Event [Member] | 2022 Equity Incentive Plan [Member] | Restricted Shares [Member] | Awarded March 09, 2026 [Member] | Certain Employees of Service Providers and Sole Director of Commercial Manager [Member]
Subsequent Events [Abstract]
Shares granted (in shares) | shares						124,000
Subsequent Event [Member] | Cretansea [Member]
Subsequent Events [Abstract]
Gross sales price																				$ 15,200,000
Subsequent Event [Member] | Related Party [Member] | Seanergy [Member] | Dukeship [Member]
Subsequent Events [Abstract]
Term of bareboat charter									18 months										18 months
Down payment advanced									$ 5,500,000
Daily bareboat rate									9,500
Purchase obligation									$ 22,050,000
Subsequent Event [Member] | Related Party [Member] | Seanergy [Member] | Squireship [Member]
Subsequent Events [Abstract]
Purchase price																		$ 29,500,000
Subsequent Event [Member] | RGI [Member]
Subsequent Events [Abstract]
Dividends paid | €								€ 0.9
Shares received upon conversion of loan (in shares) | shares				2,648,827
Subsequent Event [Member] | RGI [Member] | WEC [Member]
Subsequent Events [Abstract]
Ownership percentage									45.00%										45.00%
Sales price of equity method investment | €																			€ 15.5
Percentage of shares subject to first priority lien									3.00%										3.00%
Subsequent Event [Member] | Regular Quarterly Dividend for Q3-2025 [Member]
Subsequent Events [Abstract]
Dividends paid											$ 818,000
Subsequent Event [Member] | Regular Quarterly Dividend for Q4-2025 [Member]
Subsequent Events [Abstract]
Dividend payable, date declared					Mar. 10, 2026
Dividend payable (in dollars per share) | $ / shares					$ 0.1
Dividend payable, date of payment					Apr. 10, 2026
Dividend payable, date of record					Mar. 27, 2026